ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES

10.	ACCRUED EXPENSES

Accrued expenses consist of:

	December 31,
	2025	2024
	(in thousands)
Consideration payable to selling stockholder	$10,122	$9,480
Accrued government taxes	7,751	9,127
Accrued interest	3,778	2,304
Accrued salaries and benefits	709	592
Accruals to social agencies	387	637
Other accrued expenses	987	454
Total	$23,734	$22,594